Other Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 79	$ 69	$ 64
Technologies & Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets recognized during acquisition	108
Technologies in Progress [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets recognized during acquisition	10
Technologies in Progress [Member] | Norstel [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets recognized during acquisition		86
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets recognized during acquisition	2
Acquired Licenses and Technologies [Member]
Finite Lived Intangible Assets [Line Items]
Impairment loss of intangible assets	$ 4	$ 4	$ 2